January 26, 2024

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (“Registrant”)
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 Prospectus Title: MassMutual EnvisionSM

File Nos. 333-255824 and 811-08075 (the “Registration Statement”)

Class Identifier: C000228859

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 referenced above.

The Envision variable annuity has offered the RetirePay Guaranteed Lifetime Withdrawal Benefit as an optional feature available for an additional charge since the product was introduced. The purpose of this filing is to introduce the ability to opt-out of any possible RetirePay Guaranteed Lifetime Withdrawal Benefit rider charge increases.

A request for selective review of this filing will be submitted under separate cover in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

If you have any questions, please call the undersigned at (413) 744-6060.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Lead Counsel, Annuity Product & Operations

Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001, and its affiliated companies.